ARGENT LARGE CAP ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.3%
Communication Services - 11.6%
Interactive Media & Services - 11.6%
Alphabet, Inc. - Class A	13,048	$4,067,845
Meta Platforms, Inc. - Class A	2,035	1,319,046
Total Communication Services		5,386,891

Consumer Discretionary - 15.6%
Automotive Retail - 3.6%
Murphy USA, Inc.	1,515	591,971
O'Reilly Automotive, Inc. (a)	11,400	1,070,232
		1,662,203
Broadline Retail - 8.6%
Amazon.com, Inc. (a)	19,009	3,991,890

Homebuilding - 3.4%
DR Horton, Inc.	10,017	1,606,627
Total Consumer Discretionary		7,260,720

Energy - 2.7%
Integrated Oil & Gas - 2.7%
Exxon Mobil Corp.	8,338	1,271,545

Financials - 13.0%
Asset Management & Custody Banks - 1.6%
Blackstone, Inc.	6,522	739,399

Diversified Banks - 1.4%
PNC Financial Services Group, Inc.	3,064	650,640

Diversified Financial Services - 1.5%
Apollo Global Management, Inc.	6,438	673,415

Investment Banking & Brokerage - 1.1%
Charles Schwab Corp.	5,403	514,366

Property & Casualty Insurance - 3.0%
Progressive Corp.	6,566	1,402,891

Transaction & Payment Processing Services - 4.4%
Mastercard, Inc. - Class A	3,953	2,044,531
Total Financials		6,025,242

ARGENT LARGE CAP ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Health Care - 8.0%
Health Care Facilities - 3.1%
HCA Healthcare, Inc.	2,740	$1,451,378

Life Sciences Tools & Services - 4.9%
Danaher Corp.	7,735	1,629,301
Medpace Holdings, Inc. (a)	1,378	622,525
		2,251,826
Total Health Care		3,703,204

Industrials - 14.2%
Aerospace & Defense - 4.9%
TransDigm Group, Inc.	1,772	2,308,544

Electrical Components & Equipment - 1.6%
Eaton Corp. PLC	1,970	740,562

Environmental & Facilities Services - 2.5%
Waste Connections, Inc.	6,679	1,149,656

Trading Companies & Distributors - 5.2%
SiteOne Landscape Supply, Inc. (a)	5,195	742,314
United Rentals, Inc.	1,992	1,673,280
		2,415,594
Total Industrials		6,614,356

Information Technology - 30.6% (b)
Application Software - 1.4%
Tyler Technologies, Inc. (a)	1,856	658,305

Semiconductor Materials & Equipment - 3.8%
Applied Materials, Inc.	4,757	1,771,031

Semiconductors - 12.7%
Broadcom, Inc.	5,511	1,761,040
NVIDIA Corp.	23,382	4,143,056
		5,904,096
Systems Software - 9.0%
Fortinet, Inc. (a)	10,317	815,353
Microsoft Corp.	7,741	3,040,200
ServiceNow, Inc. (a)	3,299	356,325
		4,211,878

ARGENT LARGE CAP ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Technology Hardware, Storage & Peripherals - 3.7%
Apple, Inc.	6,449	$1,703,697
Total Information Technology		14,249,007

Utilities - 1.6%
Electric Utilities - 1.6%
NextEra Energy, Inc.	8,034	753,348
TOTAL COMMON STOCKS (Cost $40,114,473)		45,264,313

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.7%
First American Government Obligations Fund - Class X, 3.60% (c)	1,232,569	1,232,569
TOTAL MONEY MARKET FUNDS (Cost $1,232,569)		1,232,569

TOTAL INVESTMENTS - 100.0% (Cost $41,347,042)		$46,496,882
Other Assets in Excess of Liabilities - 0.0% (d)		14,952
TOTAL NET ASSETS - 100.0%		$46,511,834

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of February 28, 2026.
(d)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ARGENT ETFs

Summary of Fair Value Disclosure as of February 28, 2026 (Unaudited)

Argent Large Cap ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments
Common Stocks	$45,264,313	$—	$—	$45,264,313
Money Market Funds	1,232,569	—	—	1,232,569
Total Investments	$46,496,882	$—	$—	$46,496,882
Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended February 28, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

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